CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	¥ 4,690	¥ 6,855
Items that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	(5,440)	11,610
Currency translation differences	(552)	(97)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(546)	(40)
Share of other comprehensive (loss)/income of associates	1	(38)
Total comprehensive income for the period	(1,847)	18,290
Attributable to:
Equity holders of the Company	(1,968)	18,135
Non-controlling interests	121	155
Total comprehensive income for the period	¥ (1,847)	¥ 18,290